Inventories	12 Months Ended
Dec. 31, 2013
Inventories
Inventories

6.                            Inventories

Inventories consisted of the following:

	As of December 31,
	2012	2013	2013
	(RMB)	(RMB)	($)
Raw materials	100,328,496	320,486,533	52,565,490
Work-in-process	4,374,403	3,574,268	586,244
Finished goods	33,577,981	29,145,319	4,780,350
Total inventories	138,280,880	353,206,120	57,932,084

The Company did not have any inventory reserve as of December 31, 2012 and 2013. As of December 31, 2012 and 2013, certain raw materials with an aggregate carrying value of RMB51,516,000 and RMB nil, respectively, were pledged as collateral for borrowings from financial institutions.